Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Apr. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average incremental borrowing rate		8.35%
Rental expense charged for short-term leases	$ 608
Rental expense charged for low value leases	175
Rental expense charged for variable leases	2,089
Future cash outflows for leases not yet commenced	$ 9,582